CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net of unamortized discount, convertible debentures	$ 458	$ 488	$ 281
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	29,978,846	29,978,846	29,978,846
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	9,579,879	2,478,848	12,160
Common stock, shares outstanding	9,579,879	2,478,848	12,160
Series A Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	1,854	1,854	1,854
Convertible preferred stock, shares issued	134	134	134
Convertible preferred stock, shares outstanding	134	134	134
Series B Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	1,000	1,000	1,000
Convertible preferred stock, shares issued	71	71	71
Convertible preferred stock, shares outstanding	71	71	71
Series C Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	300	300	300
Convertible preferred stock, shares issued	290	290	290
Convertible preferred stock, shares outstanding	290	290	290
Series D Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000	5,000	5,000
Convertible preferred stock, shares issued	5,000	5,000	5,000
Convertible preferred stock, shares outstanding	5,000	5,000	5,000
Series E Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000	5,000	5,000
Convertible preferred stock, shares issued	5,000	5,000	0
Convertible preferred stock, shares outstanding	5,000	5,000	0
Series F Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	8,000	8,000	8,000
Convertible preferred stock, shares issued	8,000	8,000	0
Convertible preferred stock, shares outstanding	8,000	8,000	0